Derivative financial instruments - Schedule of maturities of the notional amount (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Jan. 03, 2021 MXN ($)	Jan. 03, 2021 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Interest rate swap [Member]
Liabilities:
Notional amount	$ 134,050	$ 353,333		$ 50,000
Forwards US Dollar-Mexican Peso [Member]
Liabilities:
Notional amount		$ 287,452	$ 140,325	$ 12,695	$ 47,690